Background and Summary of Significant Accounting Policies (Details) - Schedule of measurement of lease liabilities - Measurement of Lease Liabilities [Member]	12 Months Ended
Jun. 30, 2022 AUD ($)
Background and Summary of Significant Accounting Policies (Details) - Schedule of measurement of lease liabilities [Line Items]
Operating lease commitments disclosed as of June 30, 2019	$ 111,811
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	108,028
Less short-term lease not recognised as a liability	(13,290) [1]
Lease liability recognised as of July 1, 2019	94,738
Of which are:
Current lease liability	77,665
Non-current lease liability	17,073
Total	94,738
Right of use of asset increased by	88,477
Lease liability increased by	94,738
The net impact on retained earnings on July 1, 2019 was a decrease of	$ (6,261)

[1]	The practical expedient guidelines permit operating leases with a remaining lease term of less than 12 months as of July 1, 2019 as short-term leases.